Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred Income Tax Expense (Benefit)	$ (149)	$ 87	$ (5)
Assets
Deferred Tax Assets, Gross	856	212
Deferred income tax assets	73	212
Deferred Tax Assets, Valuation Allowance	783	0
Liabilities
Property, plant and equipment	0	(287)
Research and development	0	(31)
Deferred Tax Liabilities Withholding Tax on Unremitted Earnings	32
Unrealized gains on financial instruments		0
Deferred income tax liabilities	(32)
Deferred income tax asset-current	73	139
Deferred income tax liability-long-term	(32)	(245)
Deferred Tax Liabilities, Net	(32)	(318)
Net deferred income tax liability	41	(106)
Property, Plant and Equipment
Assets
Non-deductible reserves	430	0
Convertible Debt
Assets
Other tax carryforwards	95	0
Minimum Taxes
Assets
Unrealized losses on financial instruments	120	0
Non-Deductible Reserve
Assets
Non-deductible reserves	120	182
Research And Development
Assets
Deferred income tax assets	41	0
Tax Loss Carryforwards
Assets
Tax loss carryforwards	25	28
Other Current Assets
Assets
Unrealized losses on financial instruments	$ 25	$ 2